NATIONWIDE®

VARIABLE

ACCOUNT-11

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5396 –12/05

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 306,945 shares (cost $5,175,939)	$6,562,481

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp) 728,776 shares (cost $3,630,573)	4,285,201

Federated IS – Capital Income Fund II (FedCapInc) 73,866 shares (cost $612,368)	660,361

Federated IS – Equity Income Fund II (FedEqInc) 307,632 shares (cost $3,490,137)	4,174,567

Federated IS – Fund for US Government Securities II (FedGvtSec) 77,333 shares (cost $902,537)	878,507

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc) 309,558 shares (cost $2,357,274)	2,395,982

Federated IS – International Equity Fund II (FedIntEq) 38,475 shares (cost $483,621)	554,805

Federated IS – Kaufmann Fund II – Primary Shares (FedKaufmann) 300,188 shares (cost $3,179,949)	4,358,730

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 15,918 shares (cost $285,210)	377,091

Federated IS – Prime Money Fund II (FedPriMy) 1,336,286 shares (cost $1,336,286)	1,336,286

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 124,422 shares (cost $1,436,785)	1,405,964

Total investments	26,989,975

Accounts receivable	–

Total assets	26,989,975

Accounts payable	199

Contract owners’ equity (note 4)	$26,989,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
Reinvested dividends	$595,156	97,066	45,189	24,340	94,390	35,319	203,338	–
Mortality and expense risk charges (note 2)	(285,690)	(67,400)	(44,478)	(5,024)	(45,132)	(10,112)	(27,064)	(5,958)

Net investment income (loss)	309,466	29,666	711	19,316	49,258	25,207	176,274	(5,958)

Proceeds from mutual fund shares sold	4,730,120	637,643	682,453	74,329	683,711	48,898	607,270	184,570
Cost of mutual fund shares sold	(3,987,160)	(466,234)	(535,580)	(66,776)	(508,377)	(51,291)	(561,208)	(147,148)

Realized gain (loss) on investments	742,960	171,409	146,873	7,553	175,334	(2,393)	46,062	37,422
Change in unrealized gain (loss) on investments	(123,690)	47,557	(117,486)	1,097	(133,587)	(14,989)	(189,027)	13,101

Net gain (loss) on investments	619,270	218,966	29,387	8,650	41,747	(17,382)	(142,965)	50,523

Reinvested capital gains	14,782	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$943,518	248,632	30,098	27,966	91,005	7,825	33,309	44,565

Investment activity:	FedKaufmann	FedMidCpGr2	FedPriMy	FedQualBd
Reinvested dividends	$–	–	39,443	56,071
Mortality and expense risk charges (note 2)	(43,471)	(4,076)	(16,389)	(16,586)

Net investment income (loss)	(43,471)	(4,076)	23,054	39,485

Proceeds from mutual fund shares sold	462,991	26,016	960,719	361,520
Cost of mutual fund shares sold	(294,941)	(17,511)	(960,719)	(377,375)

Realized gain (loss) on investments	168,050	8,505	–	(15,855)
Change in unrealized gain (loss) on investments	265,752	34,287	–	(30,395)

Net gain (loss) on investments	433,802	42,792	–	(46,250)

Reinvested capital gains	5,162	–	–	9,620

Net increase (decrease) in contract owners’ equity resulting from operations	$395,493	38,716	23,054	2,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		FedAmLead		FedCapAp		FedCapInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$309,466	390,087	29,666	20,243	711	(20,098)	19,316	12,344
Realized gain (loss) on investments	742,960	347,088	171,409	75,802	146,873	47,295	7,553	722
Change in unrealized gain (loss) on investments	(123,690)	1,376,651	47,557	420,943	(117,486)	238,340	1,097	20,215
Reinvested capital gains	14,782	13,996	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	943,518	2,127,822	248,632	516,988	30,098	265,537	27,966	33,281

Equity transactions:
Purchase payments received from contract owners (note 3)	136,760	3,023,065	43,934	646,223	19,120	422,598	4,131	75,299
Transfers between funds	–	–	97,661	89,226	(117,829)	151,111	154,769	66,968
Redemptions (note 3)	(1,677,799)	(1,188,504)	(368,847)	(283,672)	(250,203)	(186,608)	(3,779)	(4,237)
Annual contract maintenance charges (note 2)	(5,034)	(5,254)	(1,234)	(1,200)	(835)	(935)	(69)	(63)
Contingent deferred sales charges (note 2)	(14,328)	(24,388)	(2,646)	(4,656)	(1,710)	(3,966)	–	(163)
Adjustments to maintain reserves	(265)	120	(56)	172	(18)	126	(28)	(2)

Net equity transactions	(1,560,666)	1,805,039	(231,188)	446,093	(351,475)	382,326	155,024	137,802

Net change in contract owners’ equity	(617,148)	3,932,861	17,444	963,081	(321,377)	647,863	182,990	171,083
Contract owners’ equity beginning of period	27,606,924	23,674,063	6,545,002	5,581,921	4,606,561	3,958,698	477,355	306,272

Contract owners’ equity end of period	$26,989,776	27,606,924	6,562,446	6,545,002	4,285,184	4,606,561	660,345	477,355

CHANGES IN UNITS:
Beginning units	2,379,221	2,199,770	574,522	532,185	419,739	383,347	43,589	30,435

Units purchased	227,178	677,540	24,802	72,069	13,642	55,659	19,099	13,609
Units redeemed	(367,193)	(498,089)	(44,961)	(29,732)	(46,193)	(19,267)	(5,376)	(455)

Ending units	2,239,206	2,379,221	554,363	574,522	387,188	419,739	57,312	43,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedEqInc		FedGvtSec		FedHiInc		FedIntEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$49,258	31,293	25,207	25,626	176,274	136,356	(5,958)	(4,811)
Realized gain (loss) on investments	175,334	82,877	(2,393)	(2,584)	46,062	23,776	37,422	41,459
Change in unrealized gain (loss) on investments	(133,587)	329,276	(14,989)	(9,214)	(189,027)	54,711	13,101	11,583
Reinvested capital gains	–	–	–	4,073	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	91,005	443,446	7,825	17,901	33,309	214,843	44,565	48,231

Equity transactions:
Purchase payments received from contract owners (note 3)	25,795	460,702	–	23,795	6,233	310,688	5,350	113,124
Transfers between funds	(21,592)	270,352	115,617	3,054	(56,511)	106,826	42,419	29,454
Redemptions (note 3)	(321,277)	(228,026)	(38,316)	(26,175)	(213,322)	(102,430)	(29,332)	(9,340)
Annual contract maintenance charges (note 2)	(718)	(733)	(148)	(167)	(507)	(567)	(60)	(47)
Contingent deferred sales charges (note 2)	(2,543)	(4,945)	(572)	(1,308)	(1,819)	(2,030)	(492)	(206)
Adjustments to maintain reserves	(38)	96	(36)	(3)	(32)	33	4	41

Net equity transactions	(320,373)	497,446	76,545	(804)	(265,958)	312,520	17,889	133,026

Net change in contract owners’ equity	(229,368)	940,892	84,370	17,097	(232,649)	527,363	62,454	181,257
Contract owners’ equity beginning of period	4,403,900	3,463,008	794,099	777,002	2,628,583	2,101,220	492,371	311,114

Contract owners’ equity end of period	$4,174,532	4,403,900	878,469	794,099	2,395,934	2,628,583	554,825	492,371

CHANGES IN UNITS:
Beginning units	367,233	322,353	72,957	73,085	205,696	179,584	43,192	30,778

Units purchased	22,140	78,023	10,631	5,092	24,661	45,517	17,446	26,886
Units redeemed	(48,799)	(33,143)	(3,657)	(5,220)	(45,605)	(19,405)	(15,508)	(14,472)

Ending units	340,574	367,233	79,931	72,957	184,752	205,696	45,130	43,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedKaufmann		FedMidCpGr2		FedPriMy		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(43,471)	(39,707)	(4,076)	(3,602)	23,054	(679)	39,485	31,471
Realized gain (loss) on investments	168,050	172,423	8,505	22,438	–	–	(15,855)	(1,171)
Change in unrealized gain (loss) on investments	265,752	343,118	34,287	20,559	–	–	(30,395)	(14,068)
Reinvested capital gains	5,162	221	–	–	–	–	9,620	9,702

Net increase (decrease) in contract owners’ equity resulting from operations	395,493	476,055	38,716	39,395	23,054	(679)	2,855	25,934

Equity transactions:
Purchase payments received from contract owners (note 3)	12,077	455,274	–	65,190	4,934	10,029	15,186	176,033
Transfers between funds	50,275	(171,533)	4,346	22,522	(404,543)	1,589,997	135,388	204,193
Redemptions (note 3)	(160,792)	(179,776)	(14,395)	(8,575)	(185,680)	(32,346)	(91,856)	(36,550)
Annual contract maintenance charges (note 2)	(804)	(798)	(32)	(22)	(344)	(43)	(283)	(225)
Contingent deferred sales charges (note 2)	(1,755)	(4,027)	(637)	(320)	(1,920)	–	(234)	(929)
Adjustments to maintain reserves	(34)	95	26	(23)	(25)	(3)	(28)	(17)

Net equity transactions	(101,033)	99,235	(10,692)	78,772	(587,578)	1,567,634	58,173	342,505

Net change in contract owners’ equity	294,460	575,290	28,024	118,167	(564,524)	1,566,955	61,028	368,439
Contract owners’ equity beginning of period	4,064,236	3,488,946	349,101	230,934	1,900,805	333,850	1,344,911	976,472

Contract owners’ equity end of period	$4,358,696	4,064,236	377,125	349,101	1,336,281	1,900,805	1,405,939	1,344,911

CHANGES IN UNITS:
Beginning units	314,321	306,045	27,178	20,498	191,079	33,546	119,715	89,008

Units purchased	20,501	59,339	878	13,730	36,411	218,530	36,967	53,468
Units redeemed	(28,501)	(51,063)	(1,698)	(7,050)	(95,172)	(60,997)	(31,723)	(22,761)

Ending units	306,321	314,321	26,358	27,178	132,318	191,079	124,959	119,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedTotRe
Investment activity:	2005	2004
Net investment income (loss)	$–	201,651
Realized gain (loss) on investments	–	(115,949)
Change in unrealized gain (loss) on investments	–	(38,812)
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	46,890

Equity transactions:
Purchase payments received from contract owners (note 3)	–	264,110
Transfers between funds	–	(2,362,170)
Redemptions (note 3)	–	(90,769)
Annual contract maintenance charges (note 2)	–	(454)
Contingent deferred sales charges (note 2)	–	(1,838)
Adjustments to maintain reserves	–	(395)

Net equity transactions	–	(2,191,516)

Net change in contract owners’ equity	–	(2,144,626)
Contract owners’ equity beginning of period	–	2,144,626

Contract owners’ equity end of period	$–	–

CHANGES IN UNITS:
Beginning units	–	198,906

Units purchased	–	35,618
Units redeemed	–	(234,524)

Ending units	–	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

(b)	The Contracts

Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

    Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated IS – Capital Income Fund II (FedCapInc)

    Federated IS – Equity Income Fund II (FedEqInc)

    Federated IS – Fund for US Government Securities II (FedGvtSec)

    Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)

    Federated IS – International Equity Fund II (FedIntEq)

    Federated IS – International Small Company Fund II*

    Federated IS – Kaufmann Fund II – Primary Shares (FedKaufmann)

    Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)

        (formerly Federated IS – Growth Strategies Fund II)

    Federated IS – Prime Money Fund II (FedPriMy)

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated IS – Total Return Bond Fund II*

*At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Expenses

For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-11 Options	Deferred	Premium Deferred
Variable Account Charges – Recurring	0.80%	1.20%
Death Benefit Option:
Greater of One-Year or 5% Enhanced	0.15%	0.15%
If death before annuitization, benefit will be greatest of (i) contract value,
(ii) lessor of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated,
(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
Beneficiary Protector Option	0.40%	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*:	1.35%	1.75%

*When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	FedAmLead	FedCapAp	FedCapInc	FedEqInc	FedGvtSec	FedHiInc	FedIntEq
0.80%	$86,680	22,786	16,346	2,667	14,826	1,938	5,597	1,496
0.95%	14,170	3,476	2,164	48	2,359	49	2,566	359
1.20%	107,954	26,392	16,004	690	14,051	4,840	11,068	1,731
1.35%	64,994	13,021	8,025	1,202	12,786	2,716	6,461	1,853
1.75%	11,892	1,725	1,939	417	1,110	569	1,372	519

Totals	$285,690	67,400	44,478	5,024	45,132	10,112	27,064	5,958

	FedKaufmann	FedMidCpGr2	FedPriMy	FedQualBd
0.80%	$12,458	898	4,208	3,460
0.95%	2,059	78	600	412
1.20%	16,923	730	7,191	8,334
1.35%	9,146	2,021	3,765	3,998
1.75%	2,885	349	625	382

Totals	$43,471	4,076	16,389	16,586

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $86,144 and $1,543,919, respectively, and total transfers from the Account to the fixed account were $0 and $10,000, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,436 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2005 and for the period August 2, 2002 (commencement of operations) through December 31, 2002. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – American Leaders Fund II – Primary Shares
2005	0.80% to 1.75%	554,363	$11.94 to 11.54	$6,562,446	1.48%	4.18% to 3.19%
2004	0.80% to 1.75%	574,522	11.46 to 11.18	6,545,002	1.37%	8.90% to 7.86%
2003	0.80% to 1.75%	532,185	10.53 to 10.37	5,581,921	0.92%	26.68% to 25.46%
2002	0.80% to 1.75%	130,404	8.26 to 8.31	1,081,811	0.00%	-17.37% to -16.91%	(a) (b)

Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.80% to 1.75%	387,188	11.16 to 10.79	4,285,184	1.02%	1.10% to 0.14%
2004	0.80% to 1.75%	419,739	11.04 to 10.77	4,606,561	0.55%	6.54% to 5.52%
2003	0.80% to 1.75%	383,347	10.36 to 10.21	3,958,698	0.29%	22.93% to 21.75%
2002	0.80% to 1.75%	87,434	8.38 to 8.43	735,888	0.00%	-16.16% to -15.69%	(a) (b)

Federated IS – Capital Income Fund II
2005	0.80% to 1.75%	57,312	11.60 to 11.21	660,345	4.28%	5.44% to 4.43%
2004	0.80% to 1.75%	43,589	11.00 to 10.73	477,355	4.07%	9.04% to 8.00%
2003	0.80% to 1.75%	30,435	10.09 to 9.94	306,272	0.32%	19.71% to 18.56%
2002	1.20%	389	8.41	3,271	0.00%	-15.90%	(a) (b)

Federated IS – Equity Income Fund II
2005	0.80% to 1.75%	340,574	12.37 to 11.95	4,174,532	2.20%	2.51% to 1.53%
2004	0.80% to 1.75%	367,233	12.07 to 11.77	4,403,900	1.82%	11.94% to 10.87%
2003	0.80% to 1.75%	322,353	10.78 to 10.62	3,463,008	1.04%	26.26% to 25.05%
2002	0.80% to 1.35%	61,927	8.51 to 8.54	528,005	0.00%	-14.87% to -14.59%	(a) (b)

Federated IS – Fund for US Government Securities II
2005	0.80% to 1.75%	79,931	11.13 to 10.75	878,469	4.22%	1.21% to 0.25%
2004	0.80% to 1.75%	72,957	11.00 to 10.73	794,099	4.44%	2.78% to 1.80%
2003	0.80% to 1.75%	73,085	10.70 to 10.54	777,002	3.35%	1.55% to 0.57%
2002	0.80% to 1.75%	25,237	10.48 to 10.53	265,283	0.00%	4.76% to 5.34%	(a) (b)

Federated IS – High Income Bond Fund II – Primary Shares
2005	0.80% to 1.75%	184,752	13.12 to 12.67	2,395,934	8.09%	1.84% to 0.86%
2004	0.80% to 1.75%	205,696	12.88 to 12.56	2,628,583	6.88%	9.58% to 8.53%
2003	0.80% to 1.75%	179,584	11.75 to 11.58	2,101,220	3.94%	21.24% to 20.08%
2002	0.80% to 1.75%	29,703	9.64 to 9.69	287,249	0.00%	-3.60% to -3.06%	(a) (b)

Federated IS – International Equity Fund II
2005	0.80% to 1.75%	45,130	12.43 to 12.01	554,825	0.00%	8.21% to 7.17%
2004	0.80% to 1.75%	43,192	11.49 to 11.21	492,371	0.00%	13.15% to 12.07%
2003	0.80% to 1.75%	30,778	10.15 to 10.00	311,114	0.00%	30.81% to 29.55%
2002	0.80% to 1.75%	12,310	7.72 to 7.76	95,360	0.00%	-22.80% to -22.37%	(a) (b)

Federated IS – International Small Company Fund II
2002	0.80% to 1.20%	1,421	8.02 to 8.04	11,407	0.00%	-19.79% to -19.60%	(a) (b)

Federated IS – Kaufmann Fund II – Primary Shares
2005	0.80% to 1.75%	306,321	14.37 to 13.89	4,358,696	0.00%	10.36% to 9.30%
2004	0.80% to 1.75%	314,321	13.03 to 12.71	4,064,236	0.00%	13.74% to 12.65%
2003	0.80% to 1.75%	306,045	11.45 to 11.28	3,488,946	0.00%	38.59% to 37.26%
2002	0.80% to 1.75%	78,899	8.22 to 8.26	650,601	0.00%	-17.83% to -17.37%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Mid Cap Growth Strategies Fund II
2005	0.80% to 1.75%	26,358	$14.50 to 14.01	$377,125	0.00%	11.80% to 10.74%
2004	0.80% to 1.75%	27,178	12.97 to 12.65	349,101	0.00%	14.51% to 13.41%
2003	0.80% to 1.75%	20,498	11.32 to 11.15	230,934	0.00%	38.96% to 37.63%
2002	1.20% to 1.75%	2,917	8.10 to 8.13	23,680	0.00%	-18.97% to -18.71%	(a) (b)

Federated IS – Prime Money Fund II
2005	0.80% to 1.75%	132,318	10.21 to 9.86	1,336,281	2.44%	1.88% to 0.91%
2004	0.80% to 1.75%	191,079	10.02 to 9.77	1,900,805	0.37%	0.01% to -0.95%
2003	0.80% to 1.75%	33,546	10.02 to 9.87	333,850	0.91%	-0.12% to -1.08%
2002	0.80% to 1.75%	3,655	9.97 to 10.03	36,577	0.43%	-0.27% to 0.29%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80% to 1.75%	124,959	11.38 to 11.00	1,405,939	4.08%	0.49% to -0.47%
2004	0.80% to 1.75%	119,715	11.33 to 11.05	1,344,911	3.81%	2.79% to 1.81%
2003	0.80% to 1.75%	89,008	11.02 to 10.85	976,472	2.43%	3.81% to 2.81%
2002	0.80% to 1.75%	18,954	10.56 to 10.62	200,816	0.00%	5.57% to 6.16%	(a) (b)

Federated IS – Total Return Bond Fund II
2003	0.80% to 1.75%	198,906	10.83 to 10.66	2,144,626	0.01%	2.51% to 1.53%
2002	0.80% to 1.75%	49,241	10.50 to 10.56	519,103	9.40%	5.03% to 5.61%	(a) (b)

2005 Contract owners’ equity				$26,989,776

2004 Contract owners’ equity				$27,606,924

2003 Contract owners’ equity				$23,674,063

2002 Contract owners’ equity				$4,439,051

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-11:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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